Income Taxes (Tables)	12 Months Ended
Feb. 28, 2013
Income Taxes Tables
Schedule of Canadian Federal and Provincial Income Tax Rates to Earning Before Income Taxes

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before income taxes. These differences result from the following items:

	2013	2012
	$	$

Loss before income taxes	5,658	(181,841)
Canadian federal and provincial income tax rates	25%	26%

Income tax recovery based on the above rates	1,414	(47,278)

Increase due to:
Non-deductible and deductible items	10,306	(163,815)
Change in valuation allowance	(11,720)	203,854
Change in statutory tax rates	-	7,239

Income tax recovery	-	-

Schedule of Components of Future Income Taxes

The components of future income taxes are as follows:

	2013	2012
	$	$

Future income tax assets

Non-capital losses	$1,151,835	$1,129,251
Mineral property costs	488,493	520,533
Property and equipment	3,099	2,866
Marketable securities and other	15,727	18,224

Total future income tax assets	1,659,154	1,670,874
Valuation allowance	(1,659,154)	(1,670,874)

Net future income tax assets	-	-

Schedule of Loss Carry-forward

The Company has non-capital loss carry-forwards of approximately $4,607,338 that may be available for tax purposes. The loss carry-forwards are all in respect of Canadian operations and expire as follows:

$

2015	398,612
2026	402,360
2027	1,036,715
2028	417,682
2029	472,218
2030	392,771
2031	1,151,052
2032	235,235
2033	100,693

4,607,338